FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Our interest rate swap contracts as at December 31, 2019 of which none are designated as hedging instruments are summarized as follows:

(in thousands of $)	Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
Receiving floating, pay fixed	50,000	February 2015	February 2020	1.93%
Receiving floating, pay fixed	100,000	October 2019	October 2025	2.51%
Receiving floating, pay fixed	50,000	February 2015	February 2020	1.92%
Receiving floating, pay fixed	50,000	August 2017	August 2025	2.41%
Receiving floating, pay fixed	50,000	August 2017	August 2025	2.58%
Receiving floating, pay fixed	50,000	February 2017	February 2022	1.90%
Receiving floating, pay fixed	50,000	April 2017	April 2022	1.86%
Receiving floating, pay fixed	50,000	August 2019	August 2024	1.39%
Receiving floating, pay fixed	50,000	September 2019	September 2024	1.29%
	500,000

Fair Value, by Balance Sheet Grouping
The carrying value and estimated fair value of our financial instruments at December 31, 2019 and December 31, 2018 are as follows:

	2019	2019	2018	2018
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents	88,931	88,931	305,352	305,352
Restricted cash	74,314	74,314	67,252	67,252
Marketable securities	13,861	13,861	12,033	12,033
Related party shareholder loan	10,700	10,700
Derivative assets	3,876	3,876	9,449	9,449
Liabilities
Long term debt - floating	1,122,148	1,122,148	1,185,294	1,185,294
Short term debt - convertible bond	—	—	167,359	167,382
Derivative liabilities	10,455	10,455	1,294	1,294

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The fair value hierarchy of our financial instruments is as follows:

(in thousands of $)	2019 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	88,931	88,931	—	—
Restricted cash	74,314	74,314	—	—
Marketable equity securities	13,861	13,861	—	—
Related party shareholder loan	10,700	—	10,700	—
Derivative assets	3,876	—	3,876	—
Liabilities
Long term debt - floating	1,122,148	—	1,122,148	—
Short term debt - convertible bond	—	—	—	—
Derivative liabilities	10,455	—	10,455	—

(in thousands of $)	2018 Fair Value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	305,352	305,352	—	—
Restricted cash	67,252	67,252	—	—
Marketable equity securities	12,033	12,033	—	—
Derivative assets	9,449	—	9,449	—
Liabilities
Long term debt - floating	1,185,294	—	1,185,294	—
Short term debt - convertible bond	167,359	—	167,359	—
Derivative liabilities	1,294	—	1,294	—